PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Possible losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contingent liabilities
Contingent liability on legal proceedings	R$ 43,606,935	R$ 58,742,688
Civil
Contingent liabilities
Contingent liability on legal proceedings	27,507,399	44,358,547
Labor
Contingent liabilities
Contingent liability on legal proceedings	2,284,664	3,473,210
Tax
Contingent liabilities
Contingent liability on legal proceedings	10,400,731	8,755,786
Environmental
Contingent liabilities
Contingent liability on legal proceedings	1,811,883	787,918
Regulatory
Contingent liabilities
Contingent liability on legal proceedings	R$ 1,602,258	R$ 1,367,227